Defferred Excess of Loss Premiums (Details) - Schedule of deferred excess of loss premiums in the consolidated statement of financial position - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of deferred excess of loss premiums in the consolidated statement of financial position [Abstract]
Opening balance	$ 17,095	$ 15,173	$ 12,449
Additions	38,207	40,726	37,492
Charged to consolidated statement of income under reinsures’ share of insurance premiums	(38,064)	(38,804)	(34,768)
Ending balance	$ 17,238	$ 17,095	$ 15,173